PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statements of Operations
Net revenue	¥ 2,792,077	¥ 1,616,166	¥ 1,055,960
Cost of revenue	(2,169,636)	(1,207,694)	(790,286)
Gross loss	622,441	408,472	265,674
Operating expenses
Selling and marketing expenses	(110,570)	(90,118)	(71,578)
General and administrative expenses	(329,601)	(228,864)	(227,370)
Research and development expenses	(13,915)	(7,261)	(9,100)
(Loss) Income from operations	168,355	82,229	(42,374)
Other income (expenses):
Interest income	19,213	5,600	2,070
Interest expenses	(656,186)	(412,003)	(265,234)
Others, net	5,436	435	284
Loss before income taxes	(439,659)	(332,976)	(284,727)
Income tax expenses	9,391	6,076	8,315
Net loss	(430,268)	(326,900)	(276,412)
Parent Company | Reportable Legal Entities
Condensed Statements of Operations
Cost of revenue	(21,132)	(10,392)	(2,381)
Gross loss	(21,132)	(10,392)	(2,381)
Operating expenses
Selling and marketing expenses	(26,595)	(22,528)	(8,914)
General and administrative expenses	(96,581)	(59,500)	(82,794)
Research and development expenses	(949)	(646)	(52)
(Loss) Income from operations	(145,257)	(93,066)	(94,141)
Other income (expenses):
Interest income	14,907	3,901	16
Interest expenses	(48,809)	(90,408)	(97,603)
Equity in loss of subsidiaries	(251,085)	(147,340)	(84,952)
Others, net	(24)	13	268
Loss before income taxes	(430,268)	(326,900)	(276,412)
Net loss	¥ (430,268)	¥ (326,900)	¥ (276,412)